Borrowings	12 Months Ended
Mar. 31, 2020
Disclosure Of Borrowings [Abstract]
Disclosure of borrowings [text block]
19.	Borrowings

	March 31, 2020	March 31, 2019
Current
Term bank loans (Refer note 1 below)	935,333	964,030
Other working capital facilities (Refer note 2 below)	2,258,750	1,243,513
Borrowings from others (Refer note 3 below)	1,167,548	1,122,224
	4,361,631	3,329,767
Non current
Term bank loans (Refer note 1 below)	2,791,545	2,009,569
Borrowings from others (Refer note 3 below)	949,560	1,318,975
	3,741,105	3,328,544

The Group has borrowings which include:

1.	The term loans bear interest rate ranging from 3.50% to 5.30% plus 6 months LIBOR in the case of Foreign currency term loans and 8.80% to 10.25% for others (March 31, 2019 - 9.00% to 10.50%) and repayable in equal quarterly installments within a tenor of 3 to 5 years after moratorium periods ranging from 6 months to one year in certain cases.

This also includes Buyers’ credit of ₹ 693,244 which are repayable over a period of 1 to 3 years. The loans bear interest rate ranging from 2% to 5.75% for Buyers Credit and 9.00% to 9.75% for Term Loan (INR) in lieu of Buyers Credit

Of total balance ₹ 1,810,964 is primarily secured by charge on movable fixed assets funded by term loan and also collaterally secured by extension of equitable mortgage of title deeds of property at Noida in the name of  M/s Pace Info Com Park Pvt Ltd (Merged with the Company from 1st April 2014). An amount of ₹ 2,066,065 is primarily secured against the specific project receivables of the company.

₹ 37,122 is primarily secured by plant and machinery at 4th floor of Rabale Tower I and ₹ 125,000 is primarily secured by specific plant and machinery at ground, first, second, fourth, fifth, sixth and seventh floor at Rabale Tower II data centre and ₹ 433,375 is primarily secured by movable fixed assets at Rabale Tower II Data center (1st & 2nd floor) funded by Term Loan and collaterally secured by property at Vashi (fifth floor) in Mumbai. An amount of ₹ 416,373 is secured by plant and machinery and collaterally by all securities currently charged to working capital lines from the concerned bank.

An amount of ₹ 519,261 is primarily secured by moveable fixed assets funded out of Term Loan.

2.	Working capital facilities:

(a)	Cash credit facilities amounting to ₹ 3,494,374 bank guarantees and all non-fund facilities availed by the Group are primarily secured by way of pari-passu first charge on the entire current assets of the Group to all working capital bankers under consortium.

(b)	In addition to the above, out of these Cash Credit facilities,

(i) exposure amounting to ₹ 2,510,590 is collaterally secured by way of pari-passu charge on the unencumbered movable fixed assets of the Group, both present and future.

(ii) exposure amounting to ₹ 1,529,995 is collaterally secured by way of equitable mortgage over the properties at TIDEL Park, Chennai and Vashi, Vile Parle at Mumbai

(iii) exposure amounting to ₹ 983,784 is collaterally secured by equitable mortgage over the land and building at Noida, Uttar Pradesh and

(iv) the exposure amounting to ₹ 656,854 is collaterally secured by equitable mortgage over the Vashi property at Mumbai.

(c)	These working capital facilities bear interest ranging from 7.9% p.a. to 10.7% p.a. [March 31, 2019 – 4.15% to 10.75% p.a.] and these facilities are subject to renewal annually.

3.	Borrowings from others include secured borrowings, that are secured against relevant assets and unsecured borrowings. These loans carry an interest rate ranging from 8.59% p.a to 10.85% p.a. (March 31, 2019 - 8.59% p.a to 12.50% p.a.)